Loans Held for Investment - Troubled Debt Restructuring - subnote (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Sep. 23, 2021	Dec. 31, 2020	May 30, 2020
Troubled Debt Restructuring
Principal Balance	$ 567,520,973	$ 480,151,151		$ 424,174,758
Principal Forgiveness
Troubled Debt Restructuring
Principal Balance	13,700,000	13,600,000	$ 13,600,000		$ 3,500,000
Carrying Value	13,800,000	13,700,000		$ 0
Loans and Leases Receivable, Allowance	$ 0	$ 0